EQUITY METHOD INVESTMENTS - Schedule of Earnings Equity Method (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Revenues			$ 33,239	$ 29,654	$ 33,006
Gross profit	$ 1,150	$ 919	4,818	3,458	4,945
Net income attributable to the entity	$ (130)	$ (315)	(438)	(2,736)	(633)
Non-consolidated joint ventures
Schedule of Equity Method Investments [Line Items]
Revenues			10,030	8,931	7,733
Gross profit			1,945	1,699	1,526
Net income attributable to the entity			$ 581	$ 431	$ 125